Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 97	$ 100
Deferred tax assets	252	262
Property and equipment	2,076	221
Government grants receivable	549	194
Tax receivables	1,058
Leasehold deposits	200	238
Total non-current assets	4,232	1,015
Current assets
Prepayments and other receivables	2,564	1,553
Deferred offering costs	265	1,729
Government grants receivable	421	418
Tax receivables	1,376	1,416
Cash and cash equivalents	18,799	5,834
Total current assets	23,425	10,950
TOTAL ASSETS	27,657	11,965
EQUITY AND LIABILITIES
Share capital	3,132	2,648
Other reserves	56,168	31,669
Accumulated deficit	(37,471)	(27,279)
Total equity	21,829	7,038
Non-current liabilities
Lease liabilities	974
Provisions	53
Total non-current liabilities	1,027
Current liabilities
Lease liabilities	136	20
Trade payables	1,552	2,646
Other payables	3,113	2,261
Total current liabilities	4,801	4,927
Total liabilities	5,828	4,927
TOTAL EQUITY AND LIABILITIES	$ 27,657	$ 11,965